Goodwill, Net - Schedule of Goodwill, Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2025	May 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning balance	$ 139,743	$ 141,299
Acquisition		0
Exchange differences	173	(1,556)
Ending balance	139,916	139,743
Accumulated impairment	(96,084)	(35,785)
Goodwill, net	$ 43,832	$ 103,958